Segment Information, Geographic Data, and Significant Customers (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Segment Information, Geographic Data, and Significant Customers (Details) [Line Items]
Number of Operating Segments												1
Revenues (in Dollars)	$ 389,547	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 814,282	$ 269,999	$ 586,176	$ 522,931
Belgium [Member]
Segment Information, Geographic Data, and Significant Customers (Details) [Line Items]
Revenues (in Dollars)													$ 270,000